11. LONG-TERM PAYABLES - Security deposits (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Long-term Payables - Security Deposits Details
Security deposits due to be returned 2015	$ 2,063
Security deposits due to be returned 2016	2,770
Security deposits due to be returned 2017	364
Security deposits	$ 5,197